UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09651

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Focus
Growth Fund, Inc. and Master Focus Growth LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 – 05/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Focus Growth Fund, Inc. SEMI-ANNUAL REPORT MAY 31, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer,

and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the posi-

tive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the “Fed”) initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions,

which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed’s response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–

quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008 6-month 12-month

U.S. equities (S&P 500 Index)	(4.47%)	(6.70%)

Small cap U.S. equities (Russell 2000 Index)	(1.87)	(10.53)

International equities (MSCI Europe, Australasia, Far East Index)	(5.21)	(2.53)

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.49	6.89

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	1.44	3.87

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	1.81	(1.08)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-
sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund, through its investment in Master Focus Growth LLC, out-
performed the benchmark S&P 500 Citigroup Growth Index for the six-month period.

What factors influenced performance?
•Favorable security selection accounted for the majority of the Fund’s outperformance relative to the benchmark. Relative returns were strongest in the materials, financials and information technology sectors.

•In contrast, stock selection in the consumer discretionary sector had a negative impact on performance for the period. An underweight in the energy sector also detracted from comparative results.

Describe recent portfolio activity.
•During the period, we eliminated our exposure to the materials sector and reduced holdings in consumer staples and health care. Among our largest sales were Potash Corp. of Saskatchewan Inc., Barrick Gold
Corp., Freeport-McMoRan Copper & Gold, Inc., Microsoft Corp., eBay,
Inc., Intel Corp., Mercadolibre, Inc., Roper Industries, Inc., The Procter &
Gamble Co., CVS/Caremark Corp., Companhia de Bebidas das Americas
(AmBev), Celgene Corp., Waters Corp. and Amazon.com, Inc.

•We added several names in the financials sector and increased expo-
sure to consumer discretionary. Our largest purchases included Janus
Capital Group, Inc., Fannie Mae, Banco Bradesco SA, MasterCard, Inc.,

Mettler Toledo International, Inc., QUALCOMM, Inc., Flowserve Corp.,
Spirit AeroSystems Holdings, Inc., Costco Wholesale Corp., Express
Scripts, Inc., Polo Ralph Lauren Corp., GameStop Corp., TJX Cos., Inc.
and Dick’s Sporting Goods, Inc.

Describe portfolio positioning at period-end.
•As of May 31, 2008, the portfolio was overweight versus the benchmark in the health care, industrial and consumer discretionary sectors. The portfolio’s primary underweight was in the energy sector, which repre-
sented the largest difference in comparison to the benchmark (4%
weighting in the portfolio versus 23% weighting in the benchmark).

•Turbulent and uncertain conditions in the credit and financing markets continue to disrupt global equity markets. Building inflationary pressures on account of accelerating energy, food and materials prices have further complicated the outlook. Although ample monetary and fiscal stimuli will likely help avert a “technical” recession in the U.S., we continue to be cautious in our near-term outlook, as equity markets attempt to stabilize.
While this environment may challenge broader market earnings growth going forward, we believe that it should provide a relatively attractive backdrop for select larger-company growth stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	December 1, 2007	May 31, 2008	During the Period[1]	December 1, 2007	May 31, 2008	During the Period[1]

Institutional	$1,000	$1,007.90	$ 7.04	$1,000	$1,017.89	$ 7.07
Investor A	$1,000	$1,004.00	$ 8.42	$1,000	$1,016.50	$ 8.47
Investor B	$1,000	$1,000.00	$14.57	$1,000	$1,010.33	$14.65
Investor C	$1,000	$1,000.00	$13.77	$1,000	$1,011.13	$13.86

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.41% for Institutional, 1.69% for Investor A, 2.93% for Investor B and 2.77%
for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 Commencement of operations.
3 The Fund invests all of its assets in Master Focus Growth LLC (the “Master LLC”). The Master LLC. invests primarily in common stocks of approximately 20 to 30 companies that the Manager believes have strong earnings and revenue growth and capital appreciation potential.
4 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-
Hill Companies.
5 This unmanaged broad-based Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance.
It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.

Performance Summary for the Period Ended May 31, 2008

				Average Annual Total Returns[1]

		1 Year		5 Years		Since Inception[2]

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	0.79%	11.89%	—	13.14%	—	(15.32%)	—
Investor A	0.40	11.21	5.37%	12.77	11.56%	(15.56)	(16.11%)
Investor B	0.00	10.00	5.50	11.67	11.42	(16.26)	(16.26)
Investor C	0.00	10.53	9.53	11.67	11.67	(16.28)	(16.28)
S&P 500 Index	(4.47)	(6.70)	—	9.77	—	1.62	—
S&P 500 Citigroup Growth Index	(2.12)	(1.14)	—	7.93	—	(2.60)	—

[1] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[2] The Fund commenced operations on 3/03/00.
Past performance is not indicative of future results.

BLACKROCK FOCUS GROWTH FUND, INC. MAY 31, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Statement of Assets and Liabilities	BlackRock Focus Growth Fund, Inc.

May 31, 2008 (Unaudited)

Assets

Investment at value — Master Focus Growth LLC (the “Master LLC”) (Cost — $65,432,810)	$ 72,698,488
Capital shares sold receivable	284,509
Withdrawals receivable from Master LLC	80,184
Prepaid expenses	54,457

Total assets	73,117,638

Liabilities

Capital shares redeemed payable	364,693
Other affiliates payable	64,864
Distribution fees payable	32,287
Administration fees payable	14,793
Officer’s and Directors’ fees payable	29

Total liabilities	476,666

Net Assets

Net assets	$ 72,640,972

Net Assets Consist of

Institutional Shares, $0.10 par value	$ 610,910
Investor A Shares, $0.10 par value	956,265
Investor B Shares, $0.10 par value	580,351
Investor C Shares, $0.10 par value	868,980
Paid-in capital in excess of par	1,602,393,637
Accumulated net investment loss	(541,515)
Accumulated net realized loss allocated from the Master LLC	(1,539,493,334)
Net unrealized appreciation/depreciation allocated from the Master LLC	7,265,678

Net Assets	$ 72,640,972

Net Asset Value

Institutional — Based on net assets of $15,501,908 and 6,109,098 shares outstanding	$ 2.54

Investor A — Based on net assets of $23,715,368 and 9,562,654 shares outstanding	$ 2.48

Investor B — Based on net assets of $13,383,386 and 5,803,506 shares outstanding	$ 2.31

Investor C — Based on net assets of $20,040,310 and 8,689,795 shares outstanding	$ 2.31

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

7

Statement of Operations	BlackRock Focus Growth Fund, Inc.

Six Months Ended May 31, 2008 (Unaudited)

Investment Income

Net investment income allocated from the Master LLC:
Dividends	$ 210,320
Interest	38,447
Expenses	(222,009)

Total investment income	26,758

Expenses

Administration	86,299
Service — Investor A	19,908
Service and distribution — Investor B	97,901
Service and distribution — Investor C	95,461
Transfer agent — Institutional	20,092
Transfer agent — Investor A	24,666
Transfer agent — Investor B	80,538
Transfer agent — Investor C	61,962
Printing	35,335
Registration	23,288
Professional	17,197
Officer and Directors	57
Miscellaneous	5,569

Total expenses	568,273

Net investment loss	(541,515)

Realized and Unrealized Gain (Loss) Allocated from the Master LLC

Net realized gain from:
Investments	3,888,966
Options written	853,402

4,742,368

Net change in unrealized appreciation/depreciation on:
Investments	(4,162,632)
Options written	6,308

(4,156,324)

Total realized and unrealized gain	586,044

Net Increase in Net Assets Resulting from Operations	$ 44,529

See Notes to Financial Statements.

8 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Statements of Changes in Net Assets	BlackRock Focus Growth Fund, Inc.

	Six Months Ended	Year Ended
	May 31, 2008	November 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment loss	$ (541,515)	$ (1,423,643)
Net realized gain	4,742,368	11,849,641
Net change in unrealized appreciation/depreciation	(4,156,324)	5,330,432

Net increase in net assets resulting from operations	44,529	15,756,430

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(2,375,943)	(17,624,365)

Net Assets

Total decrease in net assets	(2,331,414)	(1,867,935)
Beginning of period	74,972,386	76,840,321

End of period	$ 72,640,972	$ 74,972,386

End of period accumulated net investment loss	$ (541,515)	—

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

9

Financial Highlights					BlackRock Focus Growth Fund, Inc.
			Institutional
	Six Months Ended
	May 31, 2008		Year Ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 2.52	$ 2.01	$ 1.82	$ 1.65	$ 1.57	$ 1.28

Net investment loss[1]	(0.01)	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain	0.03	0.53	0.20	0.19	0.09	0.31

Net increase from investment operations	0.02	0.51	0.19	0.17	0.08	0.29

Net asset value, end of period	$ 2.54	$ 2.52	$ 2.01	$ 1.82	$ 1.65	$ 1.57

Total Investment Return[2]

Based on net asset value	0.79%[3]	25.37%	10.44%	10.30%	5.10%	22.66%

Ratios to Average Net Assets[4]

Total expenses	1.41%[5]	1.40%	1.55%	1.63%	1.70%	1.86%

Net investment loss	(0.68%)[5]	(0.98%)	(0.66%)	(0.92%)	(0.83%)	(1.33%)

Supplemental Data

Net assets, end of period (000)	$ 15,502	$ 15,357	$ 14,217	$ 16,277	$ 20,962	$ 27,105

Portfolio turnover of the Master LLC	69%	145%	117%	143%	183%	316%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.

[5]	Annualized.

See Notes to Financial Statements.

10 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Financial Highlights (continued)					BlackRock Focus Growth Fund, Inc.
			Investor A
	Six Months Ended
	May 31, 2008		Year Ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 2.47	$ 1.98	$ 1.80	$ 1.63	$ 1.56	$ 1.27

Net investment loss[1]	(0.01)	(0.03)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain	0.02	0.52	0.20	0.19	0.09	0.31

Net increase from investment operations	0.01	0.49	0.18	0.17	0.07	0.29

Net asset value, end of period	$ 2.48	$ 2.47	$ 1.98	$ 1.80	$ 1.63	$ 1.56

Total Investment Return[2]

Based on net asset value	0.40%[3]	24.75%	10.00%	10.43%	4.49%	22.83%

Ratios to Average Net Assets[4]

Total expenses	1.69%[5]	1.84%	1.80%	1.88%	1.95%	2.10%

Net investment loss	(0.90%)[5]	(1.41%)	(0.92%)	(1.17%)	(1.08%)	(1.57%)

Supplemental Data

Net assets, end of period (000)	$ 23,715	$ 9,291	$ 8,534	$ 10,146	$ 13,494	$ 18,007

Portfolio turnover of the Master LLC	69%	145%	117%	143%	183%	316%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

11

Financial Highlights (continued)					BlackRock Focus Growth Fund, Inc.
			Investor B
	Six Months Ended
	May 31, 2008		Year Ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 2.31	$ 1.87	$ 1.71	$ 1.57	$ 1.51	$ 1.24

Net investment loss[1]	(0.02)	(0.05)	(0.03)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain	0.02	0.49	0.19	0.17	0.09	0.30

Net increase from investment operations	—	0.44	0.16	0.14	0.06	0.27

Net asset value, end of period	$ 2.31	$ 2.31	$ 1.87	$ 1.71	$ 1.57	$ 1.51

Total Investment Return[2]

Based on net asset value	0.00%[3]	23.53%	9.36%	8.92%	3.97%	21.77%

Ratios to Average Net Assets[4]

Total expenses	2.93%[5]	2.71%	2.66%	2.75%	2.81%	2.98%

Net investment loss	(2.27%)[5]	(2.29%)	(1.77%)	(2.04%)	(1.93%)	(2.45%)

Supplemental Data

Net assets, end of period (000)	$ 13,383	$ 29,326	$ 33,161	$ 45,104	$ 67,922	$ 89,384

Portfolio turnover of the Master LLC	69%	145%	117%	143%	183%	316%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.

[5]	Annualized.

See Notes to Financial Statements.

12 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Financial Highlights (concluded)					BlackRock Focus Growth Fund, Inc.
			Investor C
	Six Months Ended
	May 31, 2008		Year Ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 2.31	$ 1.86	$ 1.71	$ 1.56	$ 1.51	$ 1.24

Net investment loss[1]	(0.02)	(0.05)	(0.03)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain	0.02	0.50	0.18	0.18	0.08	0.30

Net increase from investment operations	—	0.45	0.15	0.15	0.05	0.27

Net asset value, end of period	$ 2.31	$ 2.31	$ 1.86	$ 1.71	$ 1.56	$ 1.51

Total Investment Return[2]

Based on net asset value	0.00%[3]	24.19%	8.77%	9.62%	3.31%	21.77%

Ratios to Average Net Assets[4]

Total expenses	2.77%[5]	2.75%	2.68%	2.77%	2.83%	3.01%

Net investment loss	(2.05%)[5]	(2.32%)	(1.79%)	(2.06%)	(1.95%)	(2.49%)

Supplemental Data

Net assets, end of period (000)	$ 20,040	$ 20,998	$ 20,928	$ 27,457	$ 41,234	$ 53,202

Portfolio turnover of the Master LLC	69%	145%	117%	143%	183%	316%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of any sales charges.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment loss.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

13

Notes to Financial Statements (Unaudited) BlackRock Focus Growth Fund, Inc.

1. Significant Accounting Policies:

BlackRock Focus Growth Fund, Inc. (the “Fund”) is registered under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Focus
Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the
Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master
LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at May 31, 2008 was 100%. The
Fund offers multiple classes of shares. Institutional Shares are generally sold without a sales charge and only to certain eligible investors. Investor
A Shares are generally sold with a front-end sales charge. Shares of
Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor
A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C
Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Master
LLC at fair value. Valuation of securities held by the Master LLC is dis-
cussed in Note 1 of the Master LLC’s Notes to Financial Statements,
which are included elsewhere in this report.

Effective December 11, 2007, the Fund adopted Financial Accounting
Standards Board (“FASB”) Statement of Financial Accounting Standards
No. 157, “Fair Value Measurements” (“FAS 157”), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measure-
ments. Various updates are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for
identical securities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in deter-
mining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities

Level 1	—
Level 2	$ 72,698,488
Level 3	—

Total	$ 72,698,488

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the
Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distribu-
tions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective May 30, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax

14 BLACKROCK FOCUS GROWTH FUND, INC. MAY 31, 2008

Notes to Financial Statements (continued) BlackRock Focus Growth Fund, Inc.

returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended
November 30, 2004 through November 30, 2006. The statutes of limita-
tions on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB State-
ment No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than invest-
ment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the
Fund’s average daily net assets. Merrill Lynch & Co., Inc. (“Merrill Lynch”)
and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Administrator has agreed to contractually waive the administration fees of the Fund and the investment advisory fees of the Master LLC as necessary to reduce the sum of the administration fee (as a percent-
age of the average daily net assets of the Fund) and the investment advisory fee (as a percentage of the average daily net assets of the
Master LLC) from 0.85% to 0.65%, and also to waive fees and/or reimburse direct expenses of the Fund and/or the Master LLC to the extent necessary to limit the ordinary annual operating expenses of the
Fund (after accounting for the waiver described above), excluding class-
specific distribution and service fees, to 2.00% of the average daily net assets of the Fund for the annual period, so long as the sum of the fees waived and the expenses reimbursed by the Administrator do not exceed the amount of fees actually due to the Administrator under both the Master LLC’s investment advisory Agreement and the Fund’s administration agreement.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule12b-1 under the 1940 Act, the Fund pays the Distributor on-
going service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-
dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, and Investor C shareholders.

For the six months ended May 31, 2008, the Distributor earned under-
writing discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $9,385. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

For the six months ended May 31, 2008, affiliates received contingent deferred sales charges of $5,652 and $2,501 relating to transactions in
Investor B and Investor C Shares, respectively.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended May 31, 2008, the following amounts have been accrued by the Fund to reimburse the
Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$ 242
Investor A	$ 599
Investor B	$2,050
Investor C	$1,596

BLACKROCK FOCUS GROWTH FUND, INC. MAY 31, 2008 15

Notes to Financial Statements (concluded) BlackRock Focus Growth Fund, Inc.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, record keeping, sub-transfer agency and other administra-
tive services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six-months ended May 31, 2008, the Fund paid $144,963 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including shareholder reports, divi-
dend and distribution notices, and proxy materials for shareholder meet-
ings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services, and cus-
tomer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Institutional and Investor A Shares have 100,000,000 shares authorized and Investor B and Investor C Shares have 300,000,000 shares authorized.
Transactions in common stock for each class were as follows:

	Six Months Ended		Year Ended
	May 31, 2008		November 30, 2007

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	1,139,801	$ 2,749,322	2,007,319	$ 4,746,708
Shares redeemed	(1,124,656)	(2,720,023)	(2,986,244)	(6,901,292)

Net increase (decrease)	15,145	$ 29,299	(978,925)	$ (2,154,584)

Investor A Shares

Shares sold	6,796,074	$ 15,287,512	496,150	$ 1,139,737
Shares redeemed	(999,761)	(2,353,866)	(1,047,955)	(2,245,242)

Net increase (decrease)	5,796,313	$ 12,933,646	(551,805)	$ (1,105,505)

Investor B Shares

Shares sold	243,068	$ 537,960	279,590	$ 581,482
Total redeemed	(7,130,619)	(14,956,176)	(5,350,086)	(10,743,034)

Net decrease	(6,887,551)	$(14,418,216)	(5,070,496)	$(10,161,552)

Investor C Shares

Shares sold	560,940	$ 1,239,833	558,194	$ 1,178,193
Shares redeemed	(976,391)	(2,160,505)	(2,679,670)	(5,380,917)

Net decrease	(415,451)	$ (920,672)	(2,121,476)	$ (4,202,724)

4. Capital Loss Carryforward:

On November 30, 2007, the Fund had a capital loss carryforward of $1,544,231,280, of which $168,538,351 expires in 2008,
$1,109,040,883 expires in 2009 and $266,652,046 expires
in 2010. This amount will be available to offset future realized capital gains.

16 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Portfolio Summary Master Focus Growth LLC

As of May 31, 2008

Percent of
Ten Largest Equity Investments	Net Assets

Polo Ralph Lauren Corp.	4%
Google, Inc. Class A	4
Consol Energy, Inc.	4
SBA Communications Corp. Class A	4
Janus Capital Group, Inc.	4
Flowserve Corp.	4
MasterCard, Inc. Class A	4
QUALCOMM, Inc.	4
Banco Bradesco SA	3
Dick's Sporting Goods, Inc.	3

Percent of
Long-Term
Industry Classification	Investments

Specialty Retail	10%
Communications Equipment	7
Electronic Equipment & Instruments	7
Wireless Telecommunication Services	7
Aerospace & Defense	6
Textiles, Apparel & Luxury Goods	4
Internet Software & Services	4
Oil, Gas & Consumable Fuels	4
Capital Markets	4
Machinery	4
IT Services	4
Commercial Banks	4
Healthcare Providers & Services	4
Biotechnology	4
Commercial Services & Supplies	3
Computers & Peripherals	3
Electrical Equipment	3
Food & Staples Retailing	3
Healthcare Equipment & Supplies	3
Life Sciences Tools & Services	3
Thrifts & Mortgage Finance	3
Construction & Engineering	3
Pharmaceuticals	3

For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK FOCUS GROWTH FUND, INC. MAY 31, 2008 17

Schedule of Investments May 31, 2008 (Unaudited) Master Focus Growth LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.3%
Precision Castparts Corp.	18,500	$ 2,234,800
Spirit Aerosystems Holdings, Inc. Class A (a)	77,600	2,314,808

		4,549,608

Biotechnology — 3.4%
Gilead Sciences, Inc. (a)	44,200	2,445,144

Capital Markets — 3.7%
Janus Capital Group, Inc.	93,700	2,717,300

Commercial Banks — 3.5%
Banco Bradesco SA (b)	105,000	2,521,050

Commercial Services & Supplies — 3.3%
FTI Consulting, Inc. (a)	40,500	2,432,430

Communications Equipment — 6.9%
Cisco Systems, Inc. (a)	91,300	2,439,537
QUALCOMM, Inc.	52,600	2,553,204

		4,992,741

Computers & Peripherals — 3.4%
Apple, Inc. (a)	12,900	2,434,875

Construction & Engineering — 3.1%
Jacobs Engineering Group, Inc. (a)	23,900	2,265,242

Electrical Equipment — 3.3%
General Cable Corp. (a)	33,900	2,400,120

Electronic Equipment & Instruments — 6.7%
Itron, Inc. (a)	24,700	2,410,226
Mettler Toledo International, Inc. (a)	23,700	2,457,690

		4,867,916

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	34,100	2,432,012

Health Care Equipment & Supplies — 3.3%
Hologic, Inc. (a)	99,500	2,390,985

Health Care Providers & Services — 3.4%
Express Scripts, Inc. (a)	34,000	2,451,740

IT Services — 3.5%
MasterCard, Inc. Class A	8,300	2,561,795

Internet Software & Services — 3.8%
Google, Inc. Class A (a)	4,750	2,782,550

Life Sciences Tools & Services — 3.3%
Thermo Fisher Scientific, Inc. (a)	40,400	2,384,408

Machinery — 3.7%
Flowserve Corp.	19,200	2,659,584

Oil, Gas & Consumable Fuels — 3.8%
Consol Energy, Inc.	28,500	2,780,460

Pharmaceuticals — 3.0%
Teva Pharmaceutical Industries Ltd. (b)	48,400	2,213,332

Specialty Retail — 9.8%
Dick's Sporting Goods, Inc. (a)	107,900	2,497,885
GameStop Corp. Class A (a)	46,200	2,291,520
TJX Cos., Inc.	73,300	2,349,998

		7,139,403

Textiles, Apparel & Luxury Goods — 3.9%
Polo Ralph Lauren Corp.	40,500	2,828,925

Common Stocks	Shares	Value

Thrifts & Mortgage Finance — 3.2%
Fannie Mae	86,800	$ 2,345,335

Wireless Telecommunication Services — 6.5%
China Mobile (Hong Kong) Ltd. (b)	26,700	1,970,193
SBA Communications Corp. Class A (a)	73,800	2,746,836

		4,717,029

Total Common Stock (Cost — $63,980,578) — 98.1%		71,313,984

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.63% (c)(d)	$ 2,187	2,187,193

Total Short-Term Securities
(Cost — $2,187,193) — 3.0%		2,187,193

Options Purchased	Contracts

Call Options Purchased
Cisco Systems, Inc., expiring July 2008 at $25	210	45,675

Total Options Purchased
(Cost — $40,267) — 0.1%		45,675

Total Investments Before Options Written
(Cost — $66,208,038*) — 101.2%		73,546,852

Options Written

Call Options Written
Apple, Inc.:
expiring June 2008 at $185	21	(19,215)
expiring July 2008 at $200	18	(12,240)
Banco Bradesco SA, expiring July 2008 at $25	150	(13,125)
China Mobile (Hong Kong) Ltd.:
expiring June 2008 at $75	134	(27,805)
expiring June 2008 at $80	133	(8,978)
Cisco Systems, Inc., expiring July 2008 at $27.5	420	(28,770)
Consol Energy, Inc.:
expiring June 2008 at $90	41	(38,540)
expiring July 2008 at $100	41	(27,060)
Dick's Sporting Goods, Inc., expiring July 2008 at $154	154	(9,240)
Fannie Mae:
expiring June 2008 at $29	124	(7,440)
expiring July 2008 at $29	124	(17,980)
General Cable Corp., expiring July 2008 at $75	48	(11,640)
Gilead Sciences, Inc., expiring June 2008 at $55	63	(9,293)
Google, Inc. Class A, expiring July 2008 at $610	7	(15,155)
Hologic, Inc., expiring July 2008 at $25	142	(14,555)
Itron, Inc., expiring July 2008 at $100	35	(15,225)
Jacobs Engineering Group, Inc.:
expiring June 2008 at $95	40	(11,600)
expiring July 2008 at $100	34	(9,520)
Janus Capital Group, Inc., expiring June 2008 at $30	134	(10,050)

See Notes to Financial Statements.

18 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Schedule of Investments (concluded) Master Focus Growth LLC (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written (concluded)
MasterCard, Inc. Class A:
expiring June 2008 at $260	12	$ (8,760)
expiring July 2008 at $330	14	(67,060)
Polo Ralph Lauren Corp., expiring July 2008 at $75	58	(8,845)
Precision Castparts Corp., expiring July 2008 at $125	26	(11,830)
Spirit Aerosystems Holdings, Inc. Class A,
expiring July 2008 at $30	111	(19,424)

Total Options Written
(Premiums Received — $350,214) — (0.6%)		(423,350)

Total Investments, Net of Options Written — 100.6%		73,123,502
Liabilities in Excess of Other Assets — (0.6%)		(425,014)

Net Assets — 100.0%		$ 72,698,488

* The cost and unrealized appreciation (depreciation) of investments as of May 31,
2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 66,212,460

Gross unrealized appreciation	$ 9,050,302
Gross unrealized depreciation		(1,715,910)

Net unrealized appreciation	$ 7,334,392

(a) Non-income producing security.
(b) Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$2,187	$38,447

(d) Represents the current yield as of report date.
•Effective December 1,2007,the Master LLC adopted FASB Statement of Financial
Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various updates are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Master LLC’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Master LLC’s investments:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments*

Level 1	$71,313,984	$ (377,675)
Level 2	2,187,193	—
Level 3	—	—

Total	$73,501,177	$ (377,675)

* Other financial instruments are options.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC. MAY 31, 2008 19

Statement of Assets and Liabilities	Master Focus Growth LLC

May 31, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $64,020,845)	$ 71,359,659
Investments at value — affiliated (cost — $2,187,193)	2,187,193
Investments sold receivable	4,909,110
Options written receivable	251,580
Dividends receivable	33,982
Prepaid expenses	2,832
Other assets	95,324

Total assets	78,839,680

Liabilities

Options written at value (premiums received — $350,214)	423,350
Bank overdraft	3,787
Investments purchased payable	5,571,507
Withdrawals payable to the Fund	80,184
Investment advisory fees payable	23,677
Officer’s and Directors’ fees payable	3,191
Other affiliates payable	510
Other accrued expenses payable	34,986

Total liabilities	6,141,192

Net Assets

Net assets	$ 72,698,488

Net Assets Consist of

Investor’s capital	$ 65,432,810
Net unrealized appreciation/depreciation	7,265,678

Net Assets	$ 72,698,488

See Notes to Financial Statements.

20 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Statement of Operations	Master Focus Growth LLC

Six Months Ended May 31, 2008 (Unaudited)

Investment Income

Dividends (net of $5,034 foreign withholding tax)	$ 210,320
Interest from affiliates	38,447

Total income	248,767

Expenses

Investment advisory	207,303
Accounting services	35,926
Professional	21,002
Custodian	11,920
Officer and Directors	9,655
Printing	1,497
Miscellaneous	3,807

Total expenses	291,110
Less fees waived by advisor	(69,101)

Total expenses after waiver	222,009

Net investment income	26,758

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments	3,888,966
Options written	853,402

4,742,368

Net change in unrealized appreciation/depreciation on:
Investments	(4,162,632)
Options written	6,308

(4,156,324)

Total realized and unrealized gain	586,044

Net Increase in Net Assets Resulting from Operations	$ 612,802

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

21

Statements of Changes in Net Assets					Master Focus Growth LLC
				Six Months Ended		Year Ended
					May 31, 2008	November 30,
Increase (Decrease) in Net Assets:					(Unaudited)	2007

Operations

Net investment income (loss)				$ 26,758		$ (146,539)
Net realized gain					4,742,368	11,849,641
Net change in unrealized appreciation/depreciation					(4,156,324)	5,330,432

Net increase in net assets resulting from operations					612,802	17,033,534

Capital Transactions

Proceeds from contributions					19,814,627	7,647,533
Fair value of withdrawals					(22,815,326)	(26,555,437)

Net decrease in net assets derived from capital transactions					(3,000,699)	(18,907,904)

Net Assets

Total decrease in net assets					(2,387,897)	(1,874,370)
Beginning of period					75,086,385	76,960,755

End of period				$ 72,698,488		$ 75,086,385

Financial Highlights					Master Focus Growth LLC

	Six Months Ended
	May 31, 2008		Year Ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Total Investment Return
Total investment return	1.16%[1]	26.17%	11.40%	11.30%	6.07%	23.82%

Ratios to Average Net Assets

Total expenses after waiver	0.64%[2]	0.62%	0.59%	0.63%	0.71%	0.71%

Total expenses	0.84%[2]	0.82%	0.79%	0.75%	0.73%	0.71%

Net investment income (loss)	0.08%[2]	(0.20%)	0.30%	0.07%	0.17%	(0.19%)

Supplemental Data

Net assets, end of period (000)	$ 72,698	$ 75,086	$ 76,961	$ 99,197	$143,964	$188,072

Portfolio turnover	69%	145%	117%	143%	183%	316%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

22 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Notes to Financial Statements (Unaudited) Master Focus Growth LLC

1. Significant Accounting Policies:

Master Focus Growth LLC (the “Master LLC”) is registered as an open-
end, non-diversified investment company under the Investment
Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company
Agreement permits the Directors to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair
Value Assets, the investment advisor and/or sub-advisor seeks to deter-
mine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master LLC are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the Advisors using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Master LLC may engage in various portfolio investment strategies both to increase the return of the Master
LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•Options: The Master LLC may purchase and write call and put options. When the Master LLC writes an option, an amount equal to the premium received by the Master LLC is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to
(or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the Master LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

BLACKROCK FOCUS GROWTH FUND, INC. MAY 31, 2008 23

Notes to Financial Statements (continued) Master Focus Growth LLC

Income Taxes: The Master LLC is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the
Internal Revenue Code.

Effective May 30, 2008, the Master LLC implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evalu-
ated the application of FIN 48 to the Master LLC and has determined that the adoption of FIN 48 does not have a material impact on the
Master LLC’s financial statements. The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S.
federal tax returns remains open for the years ended November 30,
2004 through November 30, 2006. The statutes of limitations on the
Master LLC’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued and is effective for fiscal years begin-
ning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Master LLC recorded a bank overdraft, which result-
ed from management estimates of available cash.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s
Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Advisor a monthly fee at an annual rate of 0.60% of the average daily value of the
Master LLC’s net assets. The Advisor has agreed to contractually waive the administration fees of the Fund and the investment advisory fees of the Master LLC, as necessary to reduce the sum of the administration fee (as a percentage of the average daily net assets of the Fund) and the investment advisory fee (as a percentage of the average daily net assets of the Master LLC) from 0.85% to 0.65%, and also to waive fees and/or reimburse direct expenses of the Fund and/or the Master LLC to the extent necessary to limit the ordinary annual operating expenses of the Fund (after accounting for the waiver described above), excluding class-specific distribution and account maintenance fees, to 2.00% of the average daily net assets of the Fund for the annual period, so long as the sum of the fees waived and the expenses reimbursed by the
Advisor do not exceed the amount of fees actually due to the Advisor under both the Master LLC’s investment advisory Agreement and the
Fund’s administration agreement.

For the six months ended May 31, 2008, the Advisor waived $69,101.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the six months ended May 31, 2008, the Master LLC reimbursed the Advisor $598 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

In addition, MLPF&S received $22,132 in commissions on the execution of portfolio security transactions for the Master LLC for the six months ended May 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

24 BLACKROCK FOCUS GROWTH FUND, INC. MAY 31, 2008

Notes to Financial Statements (concluded) Master Focus Growth LLC

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2008 were $47,259,502 and
$50,398,354, respectively.

Transactions in call options written for the six months ended May 31,
2008 were as follows:

		Premiums
	Contracts	Received

Outstanding call options written,
beginning of period	1,081	$ 338,904
Options written	6,193	1,372,112
Options exercised	(1,734)	(398,069)
Options expired	(2,344)	(602,901)
Options closed	(1,112)	(359,832)

Outstanding call options written,
end of period	2,084	$ 350,214

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Master LLC may borrow under the credit agree-
ment to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current prospectus and state-
ment of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Master
LLC pays a commitment fee of 0.06% per annum based on the Master
LLC’s pro rata share of the unused portion of the credit agreement, which is included in the miscellaneous expenses in the Statement of
Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to at each fund’s election, the federal funds rate plus
0.35% or a base rate as defined in the credit agreement. The Master
LLC did not borrow under the credit agreement during the six months ended May 31, 2008.

BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

25

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Chairman of the Board and Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Chairman of the Audit Committee and Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

26 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

27

Additional Information (concluded)

Availability of Additional Information (concluded)

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

28 BLACKROCK FOCUS GROWTH FUND, INC. MAY 31, 2008

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

30 BLACKROCK FOCUS GROWTH FUND, INC.

MAY 31, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Focus Growth Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#FOCUS-5/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: July 18, 2008